SEGMENT REPORTING (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following table summarizes sales by geographic areas for the three months ended December 31, 2017 and 2016.

	For the three months ended
	December 31, 2017	December 31, 2016
United States	$8,495,713	$11,452,005
Jordan	2,518,993	949,031
Other countries	529,057	214,726
Total	$11,543,763	$12,615,762

The following table summarizes sales by geographic areas for the nine months ended December 31, 2017 and 2016.

	For the nine months ended
	December 31, 2017	December 31, 2016
United States	$54,835,203	$46,617,843
Jordan	4,826,158	2,958,579
Other countries	782,039	292,216
Total	$60,443,400	$49,868,638

The following table summarizes sales by geographic areas for the years ended March 31, 2017 and 2016, respectively.

	For the years ended
	March 31, 2017	March 31, 2016
United States	$55,778,784	$49,989,326
Jordan	5,968,607	2,361,908
Other countries	293,198	206,016
Total	$62,040,589	$52,557,250